Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefits [Abstract]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2023 £m	2022 £m	2021 £m
(Credit) charge to the income statement
Defined benefit pension schemes	(80)	123	234
Other retirement benefit schemes	1	2	2
Total defined benefit schemes	(79)	125	236
Defined contribution pension schemes	434	330	302
Total charge to the income statement (note 14)	355	455	538

	2023 £m	2022 £m
Analysis of the defined benefit obligation
Active members	(2,955)	(3,088)
Deferred members	(8,438)	(8,515)
Dependants	(1,572)	(1,349)
Pensioners	(17,236)	(16,013)
At 31 December	(30,201)	(28,965)
The pension schemes’ pooled investment vehicles comprise:

	2023 £m	2022 £m
Alternative credit funds	1,962	2,222
Bond and debt funds	571	354
Equity funds	1,674	1,421
Hedge and mutual funds	808	240
Infrastructure funds	1,147	1,193
Liquidity funds	1,585	11,527
Property funds	1,227	1,604
Other	–	32
At 31 December	8,974	18,593
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2023%	2022%
Discount rate	4.70	4.93
Rate of inflation:
Retail Price Index (RPI)	2.96	3.13
Consumer Price Index (CPI)	2.47	2.69
Rate of salary increases	0.00	0.00
Weighted average rate of increase for pensions in payment	2.73	2.84

	Men		Women
	2023 Years	2022 Years	2023 Years	2022 Years
Life expectancy for member aged 60, on the valuation date	26.7	26.7	28.7	28.8
Life expectancy for member aged 60, 15 years after the valuation date	27.8	27.8	29.8	30.0

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2023 £m	2022 £m	2023 £m	2022 £m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	11	13	224	251
Decrease of 0.1 per cent	(12)	(13)	(235)	(245)
Discount rate[2]:
Increase of 0.1 per cent	(22)	(25)	(355)	(379)
Decrease of 0.1 per cent	21	24	363	388
Expected life expectancy of members:
Increase of one year	45	38	927	745
Decrease of one year	(46)	(39)	(946)	(762)
1    At 31 December 2023, the assumed rate of RPI inflation is 2.96 per cent and CPI inflation 2.47 per cent (2022: RPI 3.13 per cent and CPI 2.69 per cent).
2    At 31 December 2023, the assumed discount rate is 4.70 per cent (2022: 4.93 per cent).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2023 Years	2022 Years
Duration of the defined benefit obligation	13	15
Maturity analysis of benefits expected to be paid:

	2023 £m	2022 £m
Within 12 months	1,697	1,409
Between 1 and 2 years	1,513	1,464
Between 2 and 5 years	4,886	4,678
Between 5 and 10 years	9,159	8,930
Between 10 and 15 years	9,176	9,296
Between 15 and 25 years	16,882	17,479
Between 25 and 35 years	12,343	12,720
Between 35 and 45 years	6,121	6,138
In more than 45 years	1,595	1,685
Movements in the other retirement benefits obligation:

	2023 £m	2022 £m
At 1 January	(35)	(103)
Actuarial (losses) gains	(11)	68
Insurance premiums paid	3	3
Charge for the year	(1)	(2)
Exchange and other adjustments	–	(1)
At 31 December	(44)	(35)

Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets
Note 12: Insurance claims

2021 £m
Life insurance and participating investment contracts
Deaths	(790)
Maturities including surrenders	(6,915)
Annuities	(1,194)
Other	(164)
Gross claims and surrenders	(9,063)
Change in insurance and participating investment contracts	(7,474)
(16,537)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)
(21,118)
Reinsurers’ share[1]	285
(20,833)
Change in unallocated surplus	35
Total life insurance and investment contracts	(20,798)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)
Total insurance claims and changes in insurance and investment contract liabilities	(21,120)
1    Reinsurers’ share comprises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts.
Total non-life insurance claims, net of reinsurance, in 2021 included weather-related claims of £30 million, of which £11 million was related to severe weather events.

	2023 £m	2022 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,624	3,823
Retirement benefit obligations	(136)	(126)
Total amounts recognised in the balance sheet	3,488	3,697
The total amounts recognised in the balance sheet relate to:

	2023 £m	2022 £m
Defined benefit pension schemes	3,532	3,732
Other retirement benefit schemes	(44)	(35)
Total amounts recognised in the balance sheet	3,488	3,697
The (credit) expense recognised in the income statement for the year ended 31 December comprises:

	2023 £m	2022 £m	2021 £m
Current service cost	88	180	213
Net interest amount	(208)	(95)	(29)
Settlements	–	–	1
Past service cost – plan amendments	5	4	11
Plan administration costs incurred during the year	35	34	38
Total defined benefit pension (credit) expense	(80)	123	234

	2023			2022
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	5,657	–	5,657	3,007	–	3,007
Index-linked government bonds	16,105	–	16,105	15,497	–	15,497
Corporate and other debt securities	7,305	–	7,305	3,978	–	3,978
Asset-backed securities	4	–	4	–	–	–
	29,071	–	29,071	22,482	–	22,482
Pooled investment vehicles	613	8,361	8,974	2,730	15,863	18,593
Property	–	97	97	–	116	116
Equity instruments	23	62	85	7	47	54
Money market instruments, cash, derivatives and other assets and liabilities	466	(4,960)	(4,494)	1,069	(9,617)	(8,548)
At 31 December	30,173	3,560	33,733	26,288	6,409	32,697
1    Of the total debt instruments, £26,777 million (2022: £20,369 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2023 £m	2022 £m
Amount included in the balance sheet
Present value of funded obligations	(30,201)	(28,965)
Fair value of scheme assets	33,733	32,697
Net amount recognised in the balance sheet	3,532	3,732

	2023 £m	2022 £m
Net amount recognised in the balance sheet
At 1 January	3,732	4,404
Net defined benefit pension credit (charge)	80	(123)
Actuarial (losses) gains on defined benefit obligation	(1,304)	17,222
Return on plan assets	(318)	(20,302)
Employer contributions	1,342	2,530
Exchange and other adjustments	–	1
At 31 December	3,532	3,732

	2023 £m	2022 £m
Changes in the fair value of scheme assets
At 1 January	32,697	51,534
Return on plan assets excluding amounts included in interest income	(318)	(20,302)
Interest income	1,602	997
Employer contributions	1,342	2,530
Benefits paid	(1,544)	(2,048)
Settlements	–	(13)
Administrative costs paid	(35)	(34)
Exchange and other adjustments	(11)	33
At 31 December	33,733	32,697

Schedule of Movements in Defined Benefit Obligation

	2023 £m	2022 £m
Movements in the defined benefit obligation
At 1 January	(28,965)	(47,130)
Current service cost	(88)	(180)
Interest expense	(1,394)	(902)
Remeasurements:
Actuarial gains – demographic assumptions	153	288
Actuarial losses – experience	(1,067)	(1,186)
Actuarial (losses) gains – financial assumptions	(390)	18,120
Benefits paid	1,544	2,048
Past service cost	(5)	(4)
Settlements	–	13
Exchange and other adjustments	11	(32)
At 31 December	(30,201)	(28,965)